SCHEDULE OF TRANSLATION ADJUSTMENTS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Accounting Policies [Abstract]
Official exchange rate of NIS 1 to US dollar	$ 0.286	$ 0.307	$ 0.322	$ 0.311
Exchange rate change in the quarter	0.111	0.014